Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Common Stock, Shares, Issued	33,386,200	33,386,200	33,980,905
Common Stock, Shares, Outstanding	33,386,200	33,386,200	33,105,284
Treasury stock, shares		875,621	875,621
Accounts receivable, allowance for credit loss, current	$ 536	$ 639
Treasury stock, shares	875,621	875,621